Consolidated statement of comprehensive income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income/(Loss)	CAD 3,344	CAD 573	CAD (1,140)
Other Comprehensive (Loss)/Income, Net of Income Taxes
Foreign currency translation losses and gains on net investment in foreign operations	(749)	3	813
Reclassification of foreign currency translation gains on net investment on disposal of foreign operations	(77)	0	0
Change in fair value of net investment hedges	0	(10)	(372)
Change in fair value of cash flow hedges	3	30	(57)
Reclassification to net income of gains and losses on cash flow hedges	(2)	42	88
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(11)	(26)	51
Reclassification of actuarial loss and prior service costs on pension and other post-retirement benefit plans	16	16	32
Other comprehensive (loss)/income on equity investments	(106)	(87)	47
Other comprehensive (loss)/income (Note 21)	(926)	(32)	602
Comprehensive Income/(Loss)	2,418	541	(538)
Comprehensive income attributable to non-controlling interests	83	241	312
Comprehensive Income/(Loss) Attributable to Controlling Interests and to Common Shares	CAD 2,335	CAD 300	CAD (850)